Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,370,418	$ 1,701,487
Restricted cash	541,705	551,387
Accounts receivable trade, net	829,957	1,118,770
Accounts receivable, unbilled	228,393	142,603
Inventories	1,133,539	1,206,595
Value added tax recoverable	252,251	221,539
Advances to suppliers, net	217,871	124,440
Derivative assets	15,002	14,025
Project assets	549,269	394,376
Prepaid expenses and other current assets	822,502	436,635
Total current assets	5,978,866	5,917,077
Restricted cash	28,312	11,147
Property, plant and equipment, net	3,376,035	3,174,643
Solar power and battery energy storage systems, net	2,065,498	1,976,939
Deferred tax assets, net	634,160	473,500
Advances to suppliers, net	104,518	118,124
Investments in affiliates	289,601	232,980
Intangible assets, net	31,981	31,026
Project assets	1,481,486	889,886
Right-of-use assets	441,291	378,548
Amounts due from related parties	76,848	75,215
Other non-current assets	663,133	232,465
Total Assets	15,171,729	13,511,550
Current liabilities:
Short-term borrowings	2,389,037	1,873,306
Convertible notes		228,917
Green bonds	153,152
Accounts payable	878,827	1,062,874
Short-term notes payable	939,549	637,512
Other payables	779,198	984,023
Advances from customers	162,586	204,826
Derivative liabilities	6,179	13,738
Operating lease liabilities	26,783	21,327
Total current liabilities	5,850,389	5,418,910
Long-term borrowings	3,621,232	2,731,543
Convertible notes	195,313
Green bonds		146,542
Liability for uncertain tax positions	5,788	5,770
Deferred tax liabilities	296,719	204,832
Operating lease liabilities	354,508	271,849
Other non-current liabilities	578,152	582,301
Total Liabilities	10,902,101	9,361,747
Redeemable non-controlling interests	326,559	247,834
Commitments and contingencies (Note 20)
Equity:
Common shares: no par value, unlimited authorized, 66,954,634 and 67,810,136 outstanding, respectively	835,543	835,543
Additional paid-in capital	568,921	590,578
Retained earnings	1,481,632	1,585,758
Accumulated other comprehensive loss	(78,125)	(196,379)
Total Canadian Solar Inc. shareholders' equity	2,807,971	2,815,500
Non-controlling interests	1,135,098	1,086,469
Total Equity	3,943,069	3,901,969
Total Liabilities, Redeemable Interests and Equity	15,171,729	13,511,550
Related party
Current assets:
Amounts due from related parties	17,959	5,220
Current liabilities:
Other current liabilities	7,484	3,927
Non-related party
Current liabilities:
Other current liabilities	$ 507,594	$ 388,460